Leases (Tables)	12 Months Ended
Mar. 31, 2022
Presentation of leases for lessee [abstract]
Disclosure of Composition and Reconciliation of Right-of-Use Assets
Right of use assets recognized within Property, plant and equipment are comprised of the following:

(EUR thousand)	As of March 31
Right of use assets	2022	2021	2020
Offices	9,923	13,469	16,252
Refund points	6,308	10,509	14,889
IT contracts	3,027	4,487	6,416
Others	1,680	2,065	2,852
Total Right of use assets	20,938	30,530	40,409
Movements during the period of Right of use assets are the following:

(EUR thousand)	As of March 31
Movement of Right of use assets	2022	2021	2020
Opening balance as of April 1	30,530	40,409	45,078
New contracts	2,523	2,192	12,111
Modifications	1,017	2,350	73
Depreciation	(12,975)	(14,649)	(16,349)
Exchange differences	(157)	228	(504)
Closing balance as of March 31	20,938	30,530	40,409

Disclosure of Composition and Reconciliation of Lease Liabilities
Lease liabilities recognized within Other non-current financial liabilities and Other current liabilities are the following:

(EUR thousand)		As of March 31
Lease liabilities	Notes	2022	2021	2020
Current	32	10,538	12,578	14,001
Non-current	27	11,319	19,122	27,750
Total Lease liabilities		21,857	31,700	41,751

Movements during the period of Lease liabilities are the following:

(EUR thousand)	As of March 31
Movement of Lease liabilities	2022	2021	2020
Opening balance as of April 1	31,700	41,751	46,133
New contracts	2,525	2,176	11,400
Modifications	1,058	2,325	55
Cash outflow	(14,001)	(16,061)	(16,573)
Other non-cash outflows	—	—	(137)
Interest expense (included in finance costs)	626	1,030	1,308
Exchange differences	(51)	479	(435)
Closing balance as of March 31	21,857	31,700	41,751

Disclosure of Maturity Analysis of Operating Lease Payments
The contractual duration of the lease liabilities is the following:

(EUR thousand)	As of March 31
Contractual maturities of financial liabilities	2022	2021	2020
Less than 2 years	16,345	21,358	25,315
Between 2 and 5 years	5,370	9,661	14,672
More than 5 years	142	681	1,764
Total	21,857	31,700	41,751

Disclosure of Amounts Recognized in the Income Statement Related to Leases
Amounts recognized in the income statement related to leases are the following:

(EUR thousand)	For the financial year ended March 31
Depreciation charge of right of use assets	2022	2021	2020
Offices	4,534	4,424	4,523
Refund points	5,046	6,511	8,139
IT contracts	2,147	2,253	2,071
Others	1,248	1,461	1,616
Total Depreciation charge of right of use assets	12,975	14,649	16,349

(EUR thousand)	For the financial year ended March 31
Other lease-related expenses	2022	2021	2020
Expense relating to short-term leases (included in Operating expenses)	943	646	2,650
Expense relating to leases of low-value assets that are not short-term leases (included in Operating expenses)	88	98	106
Expense relating to variable lease payments not included in lease liabilities (included in Other expenses)	2,421	3,478	6,997
Total Other lease-related expenses	3,452	4,222	9,753